Subsequent events	12 Months Ended
Mar. 30, 2019
Subsequent Events [Abstract]
Subsequent events
18.	Subsequent events
As discussed in note 8, on June 5, 2019, the Company repaid the outstanding balances on its terms loans from Investissement Quebec, namely its $5 million term loan ($0.6 million outstanding balance as at March 30, 2019) and $2 million term loan ($0.3 million outstanding balance as at March 30, 2019). As a result, the outstanding loan balances as at March 30, 2019 have been presented as short-term liabilities within current portion of long-term debt on the Company’s balance sheet.